DEFERRED REVENUE - Disclosure of deferred revenue (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 12,065	$ 13,441
Long-term portion of deferred revenue	47,620	45,356
Total deferred revenue	59,685	58,797
Customer advance payments [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	6,456	5,297
Osisko - silver stream agreement [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 5,609	$ 8,144